                        Pilgrim America Prime Rate Trust

                             [PHOTO APPEARS HERE]


                              Third Quarter Report
                               November 30, 1996

--------------------------------------------------------------------------------
                        Pilgrim America Prime Rate Trust

                             Third Quarter Report

                               November 30, 1996

                                  -----------

                               Table of Contents

                    Letter to Shareholders.............  2

                    Shareholder Letter Footnotes.......  6

                    Statistics and Performance.........  7

                    Performance Footnotes..............  9

                    Additional Notes and Information... 10

                    Portfolio of Investments........... 11

                    Fund Advisor and Agents............ 18

                                  -----------


--------------------------------------------------------------------------------

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

The third quarter witnessed several milestones for Pilgrim America Prime Rate Trust (the "Trust"). The Trust paid in November its 101st consecutive monthly dividend as it continued to meet its first objective of generating a high level of current income. Meanwhile, the value of the assets in which the Trust invests remained relatively stable, meeting its second goal of preserving capital. In November, the Trust received the proceeds of its rights offering which was a great success by virtually all measures. Finally, during the quarter the Trust reached $1.19 billion in total net assets plus borrowings, the highest level ever in its 8 year history.

MARKET PLACE

Interest rates for short maturity assets remained in a very narrow range during the quarter. The Federal Reserve chose to leave short term interest rates unchanged as the economy continued to deliver mixed signals about its direction. LIBOR, an index of the interest rate at which banks offer deposits to one another on a wholesale basis, ranged between 5.50% and 5.66% during the quarter. On November 30th, 90-day LIBOR was 5.50%. LIBOR is important to the Trust as a general indicator of interest rate levels and because the interest rates earned on a significant proportion of Trust assets are based on LIBOR. Based on our observation of companies in which the Trust invests, interest rates seem likely to remain largely unchanged as loan demand has been modest.

A significant amount of the Trust's assets are loans used to purchase a company or division. The strong performance of the stock market has allowed more buyers to make these acquisitions using equity instead of senior secured debt. This reduced loan activity has resulted in little upward pressure on interest rates.

During the quarter, new issue volume was high, but refinancings also were high and the strong equity and bond markets provided most of the funding for prepayments. Although the robust bond and equity markets have resulted in stronger balance sheets of many Trust target companies, we have seen a growing number of transactions with structural and financial weaknesses. We will remain selective as we attempt to avoid credit pitfalls.

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


PERFORMANCE

Distributions to shareholders during the quarter totaled $0.21 per share, providing a distribution rate of 8.74% based on the average dividend adjusted month end net asset value ("NAV") and 8.66% based on the average month end market price of the Trust's common stock./1/ This compares favorably with the prime lending rate of large commercial banks for their best customers which remained unchanged at 8.25% during the quarter.

The Trust maintained its strong performance position in relation to its peers as measured by Lipper Analytical Services, Inc. We are pleased to report that the Trust ranks first as measured by NAV total return for the one, three and five year measurement periods ended December 31, 1996. The Trust was ranked among a total of seven, six and five funds in the Loan Participation Fund category for the one, three and five year periods, respectively./2/

For the three and five year periods ended December 31, 1996, the Trust had a four star and a three star Morningstar risk-adjusted performance rating, respectively, when rated among 135 and 85 taxable fixed income funds. The Trust's overall rating through December 31, 1996, is three stars. For the three and five year periods ended December 31, 1996, the Trust's risk scores placed the Trust first out of 32 and 26 in the Corporate Bond - General category, respectively. For the three and five year periods ended December 31, 1996, the Trust's risk scores placed the Trust third out of the entire universe of 447 and 256 closed-end funds, respectively./3/

THIRD QUARTER HIGHLIGHTS

Borrowings under the Trust's revolving credit facility averaged $198 million during the quarter. This four year floating rate facility is designed to provide a positive spread on borrowings and to provide maximum flexibility in managing the Trust's portfolio. The borrowing rate under the facility is .50% over LIBOR or if lower, the federal funds rate. The Trust also pays a .125% fee on any unborrowed amount. Management of the Trust does not intend to borrow unless it believes the investment being purchased yields a return that exceeds both the cost of borrowing and management fees. The credit facility has also permitted the creation of additional investment income by substituting unused borrowing capacity under the facility for short term lower yielding investments previously used to offset unfunded credit commitments. Outstanding borrowings under the credit facility on

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

November 30, 1996, declined to $150 million since the proceeds of the recent rights offering of $157.8 million were received on November 19th and utilized by making a temporary repayment of borrowings.

The rights offering met the Trust's objectives of (a) minimizing stock price volatility, (b) keeping NAV dilution low, and (c) raising new capital which enabled the Trust to continue to improve its ability to compete among larger investors in senior credit transactions. Under the offering, shareholders received a nontransferable right to acquire one new share for every five shares held. The exercise price was 97.5% of the lower of NAV or the five day average market price and was designed to be shareholder friendly and minimize dilution. The offering dealer managers, Prudential Securities Incorporated and Merrill Lynch & Co assisted the Trust in making this one of the most successful rights offerings ever in terms of minimized NAV dilution and low stock price volatility.

The Trust's stock price fell from $9.875 before the announcement to $9.250 at the end of the pricing period in mid November and by late December, the stock was trading again at about $9.75. Normally it takes up to 3 months for closed-end fund rights offering stocks to recover to NAV. NAV dilution was 1.53% compared to 5.7% for all 1995 and 1996 comparable rights offerings. Also, the annualized dividend rate has remained stable following the rights offering.

The Trust has committed to more than 34 new senior loans during the period including CSK Auto, Inc., Columbus McKinnon Corporation, Doubletree Corporation, DESA International, Inc., International Home Foods, Inc., Medtech Products Inc., Rayovac, and Targus Inc. During the quarter, sales or repayments included Dollar Financial, Dominick's Finer Foods, Experian, Graco Children's Products and the Hawk Group.

Non-performing senior loans amounted to 1.72% of net assets on November 30, 1996, compared to 2.50% on August 31, 1996 and 1.93% on May 31, 1996.
Management will continue to work vigorously to reduce non-performing senior loans.

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


OUTLOOK

We believe interest rates should continue to be relatively stable. To the extent that short term interest rates change over the next quarter, we believe any movement will be upward. Interest rates on the Trust's senior loans will adjust as short term rates change. Although the Trust's yield will change periodically, the value of the Trust's assets generally will be unaffected as a result of moderate interest rate changes.

We will continue to deploy the additional resources provided by the rights offering. We have also secured an increase in availability under our line of credit which now totals $400 million.

The entire Trust management team is grateful to you for your support. As always, we look forward to your comments and questions.


                                        Sincerely,

                                        /s/ Howard Tiffen

                                        Howard Tiffen
                                        Senior Vice President and
                                        Senior Portfolio Manager
                                        Pilgrim America Investments, Inc.
                                        January 29, 1997

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
SHAREHOLDER LETTER FOOTNOTES
--------------------------------------------------------------------------------


(1) The distribution rate is calculated by annualizing the dividends declared in each month and dividing the resulting annualized dividend amount by the Trust's net asset value or the NYSE closing price, as applicable at the end of the period. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management.

(2) Lipper Analytical Services, Inc. ranked the Trust for total return, without deducting sales charges and assuming reinvestment of all dividends and capital gains distributions and reflecting January 1995 and November 1996 rights offerings. The Trust's expenses were partially waived for the fiscal year ended February 29, 1992.

(3)     Morningstar's taxable fixed income fund category includes Corporate
        Bond - General, Government Bond, International Bond and Multisector Bond funds. On Morningstar's risk-adjusted performance rating system, funds falling into the top 10% of all funds within their category are awarded five stars and funds in the next 22.5% receive fours stars. Morningstar ratings are calculated from the fund's three, five and ten-year returns (with fee adjustment) in excess of 90-day Treasury bill returns and a risk factor that reflects fund performance below 90-day Treasury bill returns. The ratings are subject to change every month. Morningstar ranks funds within the Corporate Bond - General category and the closed-end universe for risk for the three and five year periods based upon their downside volatility compared to a 90-day Treasury bill relative to all other investment companies in their class.

        Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost.

        The views expressed in this letter reflect those of the portfolio manager. The manager's views are subject to change at any time based on market and other conditions.

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of November 30, 1996
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            PORTFOLIO CHARACTERISTICS

     Net Assets                                                $1,027,555,181
     ------------------------------------------------------------------------
     Assets Invested in Senior Loan Interests                  $1,163,413,335 *
     ------------------------------------------------------------------------
     Total Number of Senior Loan Interests                                110
     ------------------------------------------------------------------------
     Average Amount Outstanding per Loan                          $10,576,485
     ------------------------------------------------------------------------
     Total Number of Industries                                            26
     ------------------------------------------------------------------------
     Year to Date Portfolio Turnover Rate                                 71%
     ------------------------------------------------------------------------
     Average Loan Amount per Industry                             $44,746,667
     ------------------------------------------------------------------------
     Weighted Average Days to Interest Rate Reset                     39 days
     ------------------------------------------------------------------------
     Average Loan Maturity                                          65 months
     ------------------------------------------------------------------------
     Average Age of Loans Held in Portfolio                          9 months
     ------------------------------------------------------------------------

    *Includes loans and other debt received through restructures
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            TOP 10 INDUSTRIES AS A
                            % OF TOTAL INVESTMENTS
               Aerospace Products & Services         9.5%
               Media/Broadcast                       9.1%
               General Merchandise Retailing         9.0%
               Food/Tobacco Products & Serv.         6.0%
               Diversified Manufacturing             5.1%
               Industrial Equipment                  5.1%
               Electronic Equipment                  4.9%
               Healthcare Services                   4.8%
               Diversified Serv./Entertainment       4.7%
               Health & Beauty Products              4.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 TOP 10 SENIOR
                            LOAN INTEREST HOLDINGS
                          AS A % OF TOTAL INVESTMENTS

               Kmart Corp                             6.1%
               RIC Holdings                           2.3%
               Continental Micronesia                 2.1%
               Favorite Brands International          2.1%
               Marvel IV Holdings                     2.0%
               Ralph's Grocery Co.                    1.8%
               International Home Foods               1.7%
               Community Health Systems               1.7%
               Liberty House, Inc.                    1.7%
               MTF Acquisition Corp.                  1.6%

--------------------------------------------------------------------------------

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of November 30, 1996
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

                                                        DISTRIBUTION RATES


                                           SEC 30-Day    SEC 30-Day        Annualized       Annualized
                               Prime        Yield at      Yield at        Distribution     Distribution
    Quarter-ended              Rate           NAV/A/        MKT/A/        Rate at NAV/B/  Rate at MKT/B/
    ---------------------------------------------------------------------------------------------------
    February 29, 1996           8.25%         8.08%          8.17%              8.47%             8.57%
    ---------------------------------------------------------------------------------------------------
    May 31, 1996                8.25%         8.26%          8.24%              8.45%             8.44%
    ---------------------------------------------------------------------------------------------------
    August 31, 1996             8.25%         8.41%          8.17%              8.56%             8.32%
    ---------------------------------------------------------------------------------------------------
    November 30, 1996           8.25%         9.64%          9.72%              8.78%             8.85%
    ---------------------------------------------------------------------------------------------------

    This table sets forth the Trust's monthly dividend performance which is summarized quarterly.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                                                             NAV                 MKT
    ---------------------------------------------------------------------------------------------------
    Year to Date                                                           6.82%               7.69%
    ---------------------------------------------------------------------------------------------------
    1 Year                                                                 7.44%              10.81%
    ---------------------------------------------------------------------------------------------------
    3 Years                                                                8.65%               9.12%
    ---------------------------------------------------------------------------------------------------
    5 Years                                                                7.69%G                N/A
    ---------------------------------------------------------------------------------------------------
    Since Trust Inception/E/                                               8.50%G                N/A
    ---------------------------------------------------------------------------------------------------
    Since Initial Trading on NYSE/F/                                         N/A              10.08%
    ---------------------------------------------------------------------------------------------------

    Assumes rights were exercised and excludes sales charges and commissions/C,D/

-------------------------------------------------------------------------------------------------------

                       See performance footnotes on page 9

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
Performance Footnotes
--------------------------------------------------------------------------------

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing the dividend declared in the month and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price. The Trust's average annual total returns on an NAV basis with a 3% sales charge and assuming rights were exercised through November 30, 1996, were 7.04% and 8.11% for the five-year and since inception periods, respectively. The average annual total returns based on market price assuming rights were exercised with a brokerage commission are not presented.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. The offering was completed on January 27, 1995.

(E)   Inception Date - May 12, 1988.

(F)   Initial Trading on NYSE - March 9, 1992.

(G)   Reflects Partial Waiver of Fees.

      Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost.

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Trust shareholders are paid distributions in cash unless they elect to reinvest the payments in additional shares of the Trust, at reduced brokerage commissions, pursuant to the Dividend Reinvestment and Cash Purchase Plan. This Plan also allows shareholders to make periodic cash purchases. For a copy of the Plan, or for more information, contact our Shareholder Service Department at 1-800-331-1080.

KEY FINANCIAL DATES - Calendar 1997 Dividends:

          DECLARATION DATE      EX-DATE        PAYABLE DATE

          January 31           February 6      February 21
          February 28          March 6         March 20
          March 31             April 8         April 22
          April 30             May 8           May 22
          May 30               June 5          June 19
          June 30              July 8          July 22
          July 31              August 7        August 21
          August 29            September 4     September 18
          September 30         October 8       October 23
          October 31           November 6      November 20
          November 28          December 4      December 18
          December 19          December 29     January 13, 1998

          Record date will be two business days after each Ex-Date. These dates are subject to change.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's name changed to Pilgrim America Prime Rate Trust and its cusip number changed to 720906 10 6 effective April 12, 1996. The Trust's NAV and market price are published weekly under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                             SENIOR LOAN INTERESTS*
          (Dollar weighted portfolio interest reset period is 39 days)


  Principal
   Amount                                                                           Loan       Stated
   (000's)                           Industry/Borrower                              Type      Maturity          Value
   -------                           -----------------                              ----      --------          -----
               Aerospace Products & Services:  9.5%
$      5,060   Aerostructures Corp.
                 (airframe and component manufacturer)                           Term B        09/30/03    $   5,060,000
       1,840     Aerostructures Corp.                                            Term C        09/30/04        1,840,000
       9,562   Atlas Air (air cargo carrier)                                     Revolver      06/30/98        9,562,390
      15,000   Banner Aerospace (aerospace fasteners)                            Term B        07/01/03       15,000,000
      25,000   Continental Micronesia (airline)                                  Axel (A)      07/26/03       25,000,000
       8,000   Dallas Airmotive, Inc. (aircraft engine maintenance)              Term          03/15/01        8,000,000
       8,904   Fiberite, Inc. (plastic composite manufacturer)                   Term B        12/31/01        8,903,571
       2,180   Grimes Aerospace Corp. (aerospace products)                       Revolver      12/31/99        2,180,016
      13,606     Grimes Aerospace Corp.                                          Term          12/31/99       13,605,635
       7,818   Technetics Corp. (aircraft engine components)                     Term          06/20/02        7,818,182
      14,500   Tri Star/Odyssey, Inc. (aerospace hardware distributor)           Term          09/30/03       14,500,000
                                                                                                           -------------
                                                                                                             111,469,794
                                                                                                           -------------
               Apparel Products:  2.2%
       1,078   Butterick Pattern Co. (sewing aids) (1)                           Term          05/31/96          646,624
       6,930   Humphreys, Inc. (belts and personal leather goods)                Term B        11/15/03        6,930,000
       7,406   Scovill Fasteners (metal fasteners for apparel products)          Term B        01/24/03        7,406,410
       5,000     Scovill Fasteners                                               Lease         10/15/02        5,000,000
       6,300   The William Carter Co. (children's clothing)                      Term B        10/31/03        6,300,000
                                                                                                           -------------
                                                                                                              26,283,034
                                                                                                           -------------
               Communications:  2.4%
       8,000   Executone Business Solutions (telecommunication service)          Term B        07/01/03        8,000,000
       9,857   Shared Technologies, Inc. (communication services)                Term B        03/31/03        9,857,143
      10,000   Teletouch Communications (rural paging services)                  Term A        11/30/03       10,000,000
                                                                                                           -------------
                                                                                                              27,857,143
                                                                                                           -------------
               Construction Products and Services:  2.1%
      18,400   MTF Acquisition Corp. (paint and coating products)                Term          11/30/02       18,400,000
       4,000   The Presley Companies (homebuilder)                               Revolver      05/20/97        4,000,000
       1,803   United Building Materials, Inc.
                 (stone and concrete products)                                   Term          04/30/96        1,758,145
                                                                                                           -------------
                                                                                                              24,158,145
                                                                                                           -------------
               Container Products:  1.3%
      15,000   Silgan Corp. (metal and plastic containers)                       Term B        03/15/02       15,093,750
                                                                                                           -------------
               Diversified Manufacturing:  5.1%
       5,673   Cambridge Industries, Inc. (automotive plastics)                  Term B        05/17/02        5,673,487
       6,382     Cambridge Industries, Inc.                                      Term C        11/17/03        6,382,477
       2,837     Cambridge Industries, Inc.                                      Term D        05/17/04        2,836,700
      10,000   Capital Tool & Design (brake backing plates)                      Term B        07/19/03       10,000,000
       7,272   Desa International (specialty equipment manufacturing)            Term A        08/31/01        7,271,574

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 1996 (Unaudited)
--------------------------------------------------------------------------------


  Principal
   Amount                                                                           Loan       Stated
   (000's)                           Industry/Borrower                              Type      Maturity          Value
   -------                           -----------------                              ----      --------          -----
               Diversified Manufacturing (continued)
$      7,470     Desa International                                              Term B        02/28/03      $ 7,469,940
         276 @ KDI Corp. (defense and leisure products) (2)                      Term A        12/31/96           16,791
          13 @   KDI Corp. (2)                                                   Term B        12/31/96           13,187
       2,778   Rayovac Corp. (battery manufacturer)                              Term B        09/30/03        2,777,778
       2,778     Rayovac Corp.                                                   Term C        09/30/04        2,777,778
         900   Rowe International, Inc. (vending, jukebox,
                 currency machines) (1)                                          Revolver      12/31/96          900,000
       7,375     Rowe International, Inc. (1)                                    Term C        12/31/96        4,056,250
      10,681   Worldwide Sports & Recreation Corp.
                 (optics, sports products)                                       Term B        03/31/01       10,414,456
                                                                                                             -----------
                                                                                                              60,590,418
                                                                                                             -----------
               Diversified Services/Entertainment:  4.7%
       7,151   AMF Group (bowling centers and equipment)                         Term A        05/01/03        7,222,453
       2,819     AMF Group                                                       Term B        05/01/04        2,847,057
       6,913   Bankers Systems, Inc. (compliance services
                 to banking industry)                                            Term B        11/01/02        6,912,500
       6,587   Doubletree Corp. (hotel management)                               Term B        05/08/04        6,586,550
      23,880   Marvel IV Holdings, Inc. (diversified services
                 and entertainment)                                              Revolver      06/22/99       23,880,000
       7,480   Staff Capital, L.P. (payroll and human resource services)         Term          12/08/99        7,480,000
                                                                                                             -----------
                                                                                                              54,928,560
                                                                                                             -----------
               Electronic Equipment:  4.9%
       6,525   Details, Inc. (circuit board manufacturer)                        Term          02/13/01        6,525,424
      12,500   Dictaphone Acquisition, Inc. (dictation and
                 recording equipment)                                            Term          06/30/02       12,500,000
       4,729   Elgar Electronics (electronic testing equipment)                  Term B        03/31/03        4,729,042
       8,780   Intesys Technologies, Inc. (contract engineering
                 and manufacturing)                                              Term B        12/31/01        8,780,488
      10,000   OK Industries (circuit board soldering systems)                   Term          10/31/02       10,000,000
      15,000   PSC Incorporated (scanning equipment)                             Term B        06/28/02       15,000,000
                                                                                                             -----------
                                                                                                              57,534,954
                                                                                                             -----------
               Food/Tobacco Products and Services:  6.0%
       2,563   Bumble Bee Seafoods, Inc. (canned seafood)                        Term A        09/15/96        2,562,500
       3,750     Bumble Bee Seafoods, Inc.                                       Term B        09/15/96        3,750,000
       4,466   Edward's Baking Co. (food service bakery)                         Term B        09/30/02        4,466,250
      25,000   Favorite Brands International (confectionary manufacturer)        Term B        08/01/04       25,000,000
       9,189   International Home Foods (food product manufacturer)              Term C        12/31/04        9,189,189
      10,811     International Home Foods                                        Term D        10/30/05       10,810,811
       2,453   Liggett Group Inc. (tobacco products)                             Revolver      09/15/97        2,453,160
       7,303   Van De Kamp's (frozen foods)                                      Term B        04/30/03        7,303,493
       4,570     Van De Kamp's                                                   Term C        09/30/03        4,570,425
                                                                                                             -----------
                                                                                                              70,105,828
                                                                                                             -----------

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 1996 (Unaudited)
--------------------------------------------------------------------------------


 Principal
   Amount                                                                           Loan       Stated
   (000's)                           Industry/Borrower                              Type      Maturity          Value
   -------                           -----------------                              ----      --------          -----
               Food Stores:  4.4%
$      1,000 @ New Almac's Inc. (Rhode Island supermarkets) (3)                  Sr. Note      11/18/01     $    390,000
          40 @   New Almac's Inc. (3)                                            Sr. Note      11/18/04           15,722
         809   Pathmark (New York, New Jersey supermarkets)                      Revolver      07/31/98          808,363
       2,439     Pathmark                                                        Term A        07/31/98        2,436,254
       6,706   Ralph's Grocery Co. (Southern California supermarkets)            Term B        06/15/02        6,739,256
       6,709     Ralph's Grocery Co.                                             Term C        06/15/03        6,742,206
       4,976     Ralph's Grocery Co.                                             Term D        02/15/04        5,000,383
       1,800     Ralph's Grocery Co.                                             Term E        06/15/02        1,800,000
         600     Ralph's Grocery Co.                                             Term F        06/15/03          600,000
         600     Ralph's Grocery Co.                                             Term G        02/15/04          600,000
       4,677   Smith's Food & Drug Co. (western states supermarkets)             Term B        08/31/02        4,700,641
       1,344     Smith's Food & Drug Co.                                         Term C        08/31/04        1,350,641
       4,677     Smith's Food & Drug Co.                                         Term D        08/31/04        4,700,641
      16,333   Star Markets Co., Inc. (Boston area supermarkets)                 Term B        12/31/01       16,332,895
                                                                                                            ------------
                                                                                                              52,217,002
                                                                                                            ------------
               Furniture & Garden Products:  1.9%
      14,933   Lifestyle Furnishings International (furniture)                   Term B        06/20/04       14,933,334
       6,957   Simmons Company (mattress manufacturer)                           Term B        03/31/03        6,956,774
                                                                                                            ------------
                                                                                                              21,890,108
                                                                                                            ------------
               General Merchandise Retailing:  9.0%
      71,771   Kmart Corp. (general merchandise retailer)                        Term          12/19/99       71,771,194
      19,550   Liberty House, Inc. (Hawaiian department store chain)             Term B        06/30/02       19,550,000
       6,761   Peebles, Inc. (department store chain)                            Term A        04/30/01        6,760,875
       7,879     Peebles, Inc.                                                   Term B        04/30/02        7,879,301
                                                                                                            ------------
                                                                                                             105,961,370
                                                                                                            ------------
               Healthcare Services:  4.8%
       7,260   Community Health Systems (hospitals)                              Term B        12/31/03        7,260,274
       7,260     Community Health Systems                                        Term C        12/31/04        7,260,274
       5,479     Community Health Systems                                        Term D        12/31/05        5,479,452
       6,000   Covenant Care, Inc. (long-term healthcare facilities)             Term          06/30/99        6,000,000
       4,706   H.E.C. Investments, Inc. (health club operator)                   Term A        12/31/99        4,705,882
       7,000     H.E.C. Investments, Inc.                                        Term B        12/31/00        7,000,000
       9,000   Hanger Orthopedics Group (orthopedic and
                 prosthetic services)                                            Term B        12/31/01        9,000,000
      10,000   Mediq/PRN Life Support Inc. (hospital equipment leasing)          Term          09/28/98       10,000,000
                                                                                                            -----------
                                                                                                              56,705,882
                                                                                                            ------------
               Health & Beauty Products:  4.6%
       9,875   Eye Care Centers, Inc. (retail eye care products and services)    Term          09/26/02        9,875,000
      17,313   ICON Health & Fitness Co. (exercise equipment)                    Term B        11/14/01       17,312,500
       2,465   IMED/IVAC Corp. (infusion pumps)                                  Term B        11/30/03        2,465,000
       2,465     IMED/IVAC Corp.                                                 Term C        11/30/04        2,465,000
       2,320     IMED/IVAC Corp.                                                 Term D        05/31/05        2,320,000

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 1996 (Unaudited)
--------------------------------------------------------------------------------


  Principal
   Amount                                                                           Loan       Stated
   (000's)                           Industry/Borrower                              Type      Maturity          Value
   -------                           -----------------                              ----      --------          -----
               Health & Beauty Products (continued)
$     10,000   Medtech Products, Inc. (non-prescription
                 consumer medications)                                           Term B        10/15/02    $  10,000,000
      10,000   Revlon Inc. (cosmetics manufacturer)                              Term          12/31/00       10,000,000
                                                                                                           -------------
                                                                                                              54,437,500
                                                                                                           -------------
               Industrial Chemicals:  2.0%
       9,158   Cedar Chemical Corp. (specialized chemicals)                      Term B        10/30/03        9,157,500
      10,000   Sterling Chemicals (industrial chemicals)                         Term B        09/30/04       10,000,000
       4,972   Texas Petrochemical Corp. (industrial chemicals)                  Term B        06/30/04        4,972,222
                                                                                                           -------------
                                                                                                              24,129,722
                                                                                                           -------------
               Industrial Equipment:  5.1%
       2,829   Calmar (non-aerosol fluid dispensing systems)                     Term A        09/15/03        2,828,572
       2,121     Calmar                                                          Term B        03/15/04        2,121,428
       8,200   Columbus McKinnon (industrial lifts and hoists)                   Term B        03/01/04        8,200,000
       9,915   Graphic Controls Corp. (industrial and medical charts)            Term B        09/28/03        9,914,952
       4,490   Intermetro Industries Inc. (storage and material
                 transport products)                                             Term B        06/30/03        4,490,217
       3,492     Intermetro Industries Inc.                                      Term C        06/30/04        3,492,391
       4,948   Jackson Products, Inc. (industrial safety equipment
                 manufacturer)                                                   Term B        09/01/03        4,947,827
       4,950     Jackson Products, Inc.                                          Term C        09/01/02        4,950,000
       1,350     Jackson Products, Inc.                                          Term D        09/01/02        1,350,000
       4,800   Mettler-Toledo (weigh scale manufacturer)                         Term B        12/31/03        4,800,000
       3,600     Mettler-Toledo                                                  Term C        12/31/04        3,600,000
       9,895   Schrader, Inc. (fluid/air control valve manufacturer)             Term B        11/30/02        9,894,801
                                                                                                            ------------
                                                                                                              60,590,188
                                                                                                            ------------
               Industrial Services:  0.8%
      10,000   Clean Harbors (environmental services)                            Term          05/08/00       10,000,000
                                                                                                            ------------
               Media/Broadcast:  9.1%
       4,436   Benedek Broadcasting Corp. (broadcasting)                         Axel A (A)    12/05/02        4,435,714
       4,461     Benedek Broadcasting Corp.                                      Axel B (A)    12/05/02        4,461,207
      15,000   Citicasters, Inc. (radio station operator)                        Term B        06/15/04       15,000,000
      10,000   Eller Media Company (outdoor advertising)                         Term B        12/31/04       10,000,000
      10,000   FrontierVision (cable television)                                 Term B        06/30/05       10,000,000
      10,000   Intermedia Partners IV (cable television)                         Term          01/01/05       10,000,000
       4,769   Maryland Cable (cable television)                                 Term A        12/31/02        4,769,463
       7,788     Maryland Cable                                                  Term B        12/31/02        7,788,206
      10,000   Metro-Goldwyn-Mayer, Inc. (film library)                          Term B        10/10/03       10,000,000
      11,688   Outdoor Systems, Inc. (outdoor advertising)                       Term A        12/31/02       11,687,500
       3,896     Outdoor Systems, Inc.                                           Term B        12/31/03        3,895,833
       4,800   Panavision International, Inc. (motion picture cameras)           Term B        03/31/04        4,800,000
       9,883   Phoenix Associates, Inc. (cable television)                       Term B        12/31/99        9,883,333
                                                                                                            ------------
                                                                                                             106,721,256
                                                                                                            ------------

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

 Principal
    Amount                                                                        Loan          Stated
   (000's)                         Industry/Borrower                              Type         Maturity          Value
   -------                         -----------------                              ----         --------          -----
               Metal Products:  3.3%
$      6,000   Cable Systems International (cable wire manufacturer)             Term B        10/04/02    $   6,000,000
       9,900   GS Technologies (metal products fabricator)                       Term          09/30/02        9,900,000
       9,444   Hayes Wheels International (automotive wheels)                    Term B        07/31/04        9,444,444
       7,556     Hayes Wheels International                                      Term C        07/31/04        7,555,556
         451   National Refractories Inc. (kiln lining materials)                Term B        09/30/99          451,279
       5,000     National Refractories Inc.                                      Term C        09/30/99        5,000,000
                                                                                                           -------------
                                                                                                              38,351,279
                                                                                                           -------------
               Miscellaneous Companies:  2.2%
       4,255   Dade International (medical testing equipment manufacturer)       Term B        12/31/04        4,254,545
       4,255     Dade International                                              Term C        12/31/04        4,254,545
       4,491     Dade International                                              Term D        12/31/04        4,490,909
         250   General Aquatics, Inc. (swimming pool manufacturer)               Term          06/30/00          250,128
      13,000   Outsourcing Solutions (accounts receivable management)            Term B        11/06/03       13,000,000
                                                                                                           -------------
                                                                                                              26,250,127
                                                                                                           -------------
               Paper Products:  2.3%
       2,414   RIC Holdings, Inc. (packaging and paper products)                 Term A        02/28/03        2,413,884
      17,857     RIC Holdings, Inc.                                              Term B        02/27/04       17,857,143
       7,143     RIC Holdings, Inc.                                              Term C        08/31/04        7,142,857
                                                                                                           -------------
                                                                                                              27,413,884
                                                                                                           -------------
               Publishing and Information Services:  1.5%
       7,450   NBC Acquisition (wholesale and retail textbooks)                  Term          08/31/03        7,450,000
       5,000   Softworld Services (software fulfillment services)                Term A        06/30/00        4,850,000
       5,000     Softworld Services                                              Term B        06/30/01        4,850,000
                                                                                                           -------------
                                                                                                              17,150,000
                                                                                                           -------------
               Restaurants:  1.3%
      12,636   America's Favorite Chicken Co. (food service franchisor)          Term A        10/31/01       12,636,376
       2,608   Long John Silvers Inc. (quick service seafood
                 restaurant chain)                                               Term B        09/30/02        2,608,222
                                                                                                           -------------
                                                                                                              15,244,598
                                                                                                           -------------
               Specialty Retailing:  3.0%
         340   American Blind & Wallpaper (home furnishings retailer)            Term          10/31/96          340,409
      11,000   CSK Auto, Inc. (auto part retailer)                               Term          10/31/03       11,000,000
       7,093   Color Tile, Inc. (home improvement retailer) (3)                  Term A        12/31/98        5,461,867
       8,035     Color Tile, Inc. (3)                                            Term C        12/31/98        6,186,861
         729     Color Tile, Inc. (D.I.P.) (3)                                   Revolver      12/31/96          728,696
       2,484   M & H Drugs, Inc. (Midwestern retail drugstores)                  Term          12/31/96        2,422,080
       8,803   Murray's Discount Auto Parts (auto parts retailer)                Term          09/30/01        8,802,573
                                                                                                           -------------
                                                                                                              34,942,486
                                                                                                           -------------
               Textile & Leather Products:  2.1%
       1,920   Blackstone Capital (carpet manufacturer)                          Term          01/13/97        1,920,000
         580     Blackstone Capital                                              Term          01/13/97          580,000
      10,000   Glenoit Mills, Inc. (specialty and decorative fabrics)            Term          03/31/00       10,000,000

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

Principal
   Amount                                                                         Loan          Stated
  (000's)                         Industry/Borrower                               Type         Maturity          Value
  -------                         -----------------                               ----         --------          -----
                Textile & Leather Products (continued)
$      5,860    Targus Group, Int'l. (computer luggage manufacturer)              Term A        01/18/02    $   5,859,873
       4,140      Targus Group Int'l.                                             Term B        01/18/03        4,140,127
       2,500    Wasserstein (carpet manufacturer)                                 Term          01/13/97        2,500,000
                                                                                                            -------------
                                                                                                               25,000,000
                                                                                                            -------------
                Transportation Services:  3.3%
       5,000    Cruise Ship L.L.C. (cruise ship operator)                         Sr. Note      07/01/01        5,000,000
       7,500    International Logistics (logistics/freight forwarding)            Term B        12/31/03        7,500,000
      16,057    RCTR Holdings, Inc. (truck rental)                                Term A        10/16/01       16,057,143
       4,850    Sky Chef's International, Inc. (airline food service)             Term B        09/15/01        4,861,703
       1,066      Sky Chef's International, Inc.                                  Term C        09/15/03        1,069,141
       3,889      Sky Chef's International, Inc.                                  Term B        09/15/01        3,898,320
                                                                                                            -------------
                                                                                                               38,386,307
                                                                                                            -------------
                     Total Senior Loan Interests - 98.9%                                                    1,163,413,335
                     (Cost $1,171,072,006)                                                                  -------------

                                                       OTHER CORPORATE DEBT
                Diversified Manufacturing:  0.5%
       6,000    Capital Tool & Design (brake backing plates)                      Sub. Note     07/26/03        6,000,000
                                                                                                            -------------
                Food Stores:  0.0%
       1,111  @ New Almac's Inc. (formerly Almac's, Rhode Island
                  supermarkets) (3)                                               Sub. Note     11/18/04               --
                                                                                                            -------------
                     Total Other Corporate Debt - 0.5%                                                          6,000,000
                     (Cost $6,848,197)                                                                      -------------

                                                 COMMON STOCK AND PREFERRED STOCK
    Shares
    ------
                Diversified Manufacturing:  0.0%
       2,633  @ KDI Corp.---common (defense and leisure products) (2)                                                  --
                                                                                                            -------------
                Restaurants:  0.3%
     413,980  @ America's Favorite Chicken Co.---common (quick service restaurant chain) (R)                    1,373,141
      24,848    America's Favorite Chicken Co.---preferred (quick service restaurant chain) (R)                 2,484,800
      17,664  @ Flagstar, Inc.---common (family restaurants, institutional food service companies)                 20,147
                                                                                                            -------------
                                                                                                                3,878,088
                                                                                                            -------------
                Textiles:  0.2%
      12,764  @ Dan River (Braelan) Corp.---common (diversified textiles) (R)                                   2,288,045
                                                                                                            -------------
                     Total Common Stock and Preferred Stock - 0.5%                                              6,166,133
                     (Cost $ 4,268,876)                                                                     -------------

                       Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of November 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

     Shares                                                                                   Value
     ------                                                                                   -----
                       STOCK PURCHASE WARRANTS AND OTHER SECURITIES
         1      @ Autotote Systems, Inc., Warrant representing 48,930 common shares (designer and manufacturer of wagering equipment),
                    Expires 10/30/03 (R)                                                   $       38,360

    80,634      @ Capital Tool & Design, Warrants representing 80,634 common shares
                    (brake backing plates) (R)                                                    143,529
    19,000      @ Covenant Care, Inc., Warrants representing 19,000 common shares
                    (long-term healthcare facilities) (R)                                         285,000
         1      @ Cruise Ship, L.L.C., Warrant representing 4,105 voting shares
                    (cruise ship operator) (R)                                                         --
         1      @ Cruise Ship, L.L.C., Warrant representing 4,666 non-voting shares (R)                --
    26,606      @ KDI Corp. Units of Trust (defense and leisure products) (R)(2)                       --
         1      @ Staff Capital, L.P., Warrant to purchase 0.5% of the Common Limited
                    Partnership Units (payroll and human resource services),
                    Expires 11/05/03 (R)                                                          614,789
         1      @ Staff Capital, L.P., Warrant to purchase 0.5% of the Preferred
                    Limited Partnership Units, Expires 11/05/03 (R)                                61,000
    45,000      @ Victory Holding Corp., Warrants representing 45,000 common shares
                    (Rhode Island supermarkets), Expires 12/01/01 (R)(3)                               --
                                                                                           --------------
                       Total Stock Purchase Warrants and Other Securities - 0.1%                1,142,678
                       (Cost $61,100)                                                      --------------

                       Total Investments - 100.0%                                          $1,176,722,146
                       (Cost $1,182,250,179)                                               ==============

--------------------
 @    Non-income producing security
(A) Axel describes an amortizing extended term loan with limited call protection.
(R)   Restricted security
 * Senior loan interests, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These senior loan interests bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
(1) The borrower is restructuring and interest is being recognized as cash payments are received.
(2) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code and is in the process of developing a plan of liquidation.
(3) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code and is in the process of developing a plan of reorganization.
(4) For Federal income tax purposes, which is the same for financial reporting purposes, cost of investments is $1,182,250,179 and net unrealized depreciation consists of the following:

           Gross Unrealized Appreciation                       $    4,814,514
           Gross Unrealized Depreciation                          (10,342,547)
                                                               --------------
               Net Unrealized Depreciation                     $   (5,528,033)
                                                               ==============

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
FUND ADVISORS AND AGENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGER                       INSTITUTIONAL INVESTORS AND ANALYSTS
Pilgrim America Investments, Inc.        Call Pilgrim America Prime Rate Trust
Two Renaissance Square                   1-800-336-3436, Extension 8256
40 North Central Avenue
Suite 1200
Phoenix, AZ  85004-4424

SHAREHOLDER SERVICING AGENT              TRANSFER AGENT
Pilgrim America Group, Inc.              Investors Fiduciary Trust Company
Two Renaissance Square                   c/o DST Systems, Inc.
40 North Central Avenue                  P.O. Box 419368
Suite 1200                               Kansas City, Missouri 64141
Phoenix, AZ  85004-4424
1-800-331-1080

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

Pilgrim America Prime Rate Trust Account Services
c/o  Pilgrim America Group, Inc.
Two Renaissance Square
40 North Central Avenue, Suite 1200
Phoenix, Arizona  85004-4424

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-331-1080.

                             Pilgrim America Funds


                                 Masters Series
                                 --------------
                            Pilgrim America Masters
                            Asia-Pacific Equity Fund

                            Pilgrim America Masters
                               MidCap Value Fund

                            Pilgrim America Masters
                              LargeCap Value Fund

                                  Elite Series
                                  ------------
                                Pilgrim America
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                                Pilgrim America
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                                Pilgrim America
                                     Funds

"Our goal is for every investor to have a successful investment experience."

Prospectuses containing more complete information regarding the funds, including charges and expenses, may be obtained by calling Pilgrim America Securities, Inc. Distributor at 1-800-334-3444. Please read the prospectuses carefully before you invest or send money.

                              13-SS-011497 012997